                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP BLEND FUND I

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital. Though the percentages are not fixed, Goldman Sachs Assets Management LP (GSAM) manages approximately 70% of the Fund's assets and Wellington Management Company, LLP (Wellington Management) manages approximately 30%.

MAIN STRATEGIES
The Fund invests primarily in stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's 500 Index) at the time of purchase.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including GDP growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.Wellington Management then selects portfolio investments on the basis of fundamental analysis which involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic treads and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earning growth, they may also involve greater risk than securities that do not have the same potential.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Generally investors prefer investing in larger, established companies and are willing to accept the risks of investing in common stocks.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISORS
The Manager has contracted with the Sub-Advisors to provide investment advisory services to the Fund.

Goldman Sachs Assets Management ("GSAM"), is part of the Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM is located at 32 Old Slip, New York, NY 10005. As of December 31, 2004, GSAM reported $422.8 billion in total assets under management and/or distribution (including
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ seed capital and excluding assets under supervision).


Wellington Management Company, LLP ("Wellington Management") traces its origins to 1928. It is located at 75 State Street, Boston, MA 02109. As of December 31, 2004, Wellington Management managed approximately $469.9 billion in assets.


DAY-TO-DAY MANAGEMENT

MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.


MELISSA BROWN . Managing Director, Goldman. Ms. Brown joined the firm as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.


GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team. Mr. Chropuvka joined GSAM in 1998. He received his Masters in Financial Engineering from Columbia University. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University. He has earned the right to use the Chartered Financial Analyst designation.


ROBERT C. JONES . Managing Director, Goldman. Mr. Jones joined the firm as a portfolio manager in 1989.


JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.


MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983. He has earned the right to use the Chartered Financial Analyst designation.


MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.45%    0.45%
12b-1 Fees............   0.19     0.93
Other Expenses .......   0.43     0.50
                        ------  -------
  Total Fund Operating
              Expenses   1.07%    1.88%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $678                                      $896    $1,131     $1,806

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $603                       $920    $1,249     $1,890

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $191                          $591    $1,016     $1,890

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            BOND & MORTGAGE SECURITIES FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate maturity fixed-income securities with a dollar weighted average maturity in the 3-6 years range. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. fixed-income securities and taxable municipal bonds, rated in the four highest grades by a nationally recognized statistical rating organization or, if unrated, in the opinion of the Sub-Advisor are of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades but not lower than CCC-
  (Standard & Poor's rating).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The Fund may invest in fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of these securities may be affected by the credit rating of the entity that issued the security and its maturity.

The mortgage-backed securities that the Fund may invest in are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities and may increase the volatility of the Fund.


The Fund may invest in securities issued by government-sponsored enterprises (such as the Federal Home Loan Bank). Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the US government, their securities are neither issued or guaranteed by the US Treasury.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in finance from Drake University and a bachelor's degree in accounting and economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).



                      FUND OPERATING EXPENSES (ESTIMATED)

                                           CLASS         CLASS
                                               A             B
                                           -----         -----
Management Fees......................       0.54%         0.54%
12b-1 Fees...........................       0.20          0.78
Other Expenses ......................       0.25          0.33
                                       ----------       -------
        Total Fund Operating Expenses       0.99%         1.65%
Fee Reducion and/or Expense
Reimbursement .......................       0.05          0.05
                                       ----------       -------
                         Net Expenses       0.94%         1.60%

*The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for a period of four years to insure the Net Expenses will not exceed 0.94% for Class A and 1.60% for Class B. This waiver will remain in effect through June 30, 2009.



                                       *
                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $566                                      $760     $970      $1,575

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $576                       $837    $1,107     $1,641

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $163                          $505     $871      $1,641

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            EQUITY INCOME FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks to achieve high current income and long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing primarily in equity securities, preferred securities, real estate investment trusts (REITs) and convertible securities. In selecting securities, emphasis on securities with potentially high dividend yields. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund may invest up to 20% of its assets in securities of foreign companies.

When determining how to invest the Fund's assets in equity securities, Principal seeks stocks that it believes are undervalued in the marketplace at the time of purchase. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on the determination that a stock is selling below its fair market value; an early recognition of changes in a company's underlying fundamentals; an evaluation of the sustainability of fundamental changes; and monitoring a stock's behavior in the market.


In selecting preferred securities for the Fund, Principal focuses on the financial services industry (i.e., banking, insurance and commercial finance). For a security to be considered for the Fund, Principal will assess the credit risk within the context of the yield available on the preferred security. The sub-advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue to increase.


REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. In selecting REITs for the Fund, Principal focuses on equity REITs which primarily own property and generate revenue from rental income. Principal seeks to diversify the Fund's REIT holdings by property types (e.g. apartment REITs, mall REITs, office and industrial REITs).


MAIN RISKS
The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.


Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


Equity REITs are affected by the changes in the value of the properties owned by the trust. They may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s)). In addition, they may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments) and are subject to cash flow dependency of its tenants.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.60%    0.60%
12b-1 Fees............   0.24     0.92
Other Expenses .......   0.41     0.56
                        ------  -------
  Total Fund Operating
              Expenses   1.25%    2.08%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $695                                      $949    $1,222     $1,999

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $623                       $979    $1,350     $2,098

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $211                          $652    $1,119     $2,098

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            GOVERNMENT SECURITIES FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in securities that are issued by the U.S. Government, its agencies or instrumentalities. Additionally the Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor to be of equivalent quality. The Fund may also hold cash and cash equivalents.

The basic investment philosophy of the Sub-Advisor is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they no longer represent good long-term value.


MAIN RISKS
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

The Fund may invest in securities issued by government-sponsored enterprises (such as the Federal Home Loan Bank). Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the US government, their securities are neither issued or guaranteed by the US Treasury.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

MARK KARSTROM. . Mr. Karstrom is a portfolio manager at Principal with responsibility for mortgage-backed securities. Prior to joining Principal in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in economics from the University of Denver. He is a member of the Association for Investment Management and Research (AIMR) and a Level
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

II candidate for the Chartered Financial Analyst Designation.


MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in the management of mortgage-backed securities and high quality short, intermediate and long duration portfolios. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.40%    0.40%
12b-1 Fees............   0.19     0.92
Other Expenses .......   0.18     0.23
                        ------  -------
  Total Fund Operating
              Expenses   0.77%    1.55%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $550                                      $709     $883      $1,384

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $571                       $822    $1,082     $1,537

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $158                          $490     $845      $1,537

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            HIGH QUALITY SHORT-TERM BOND FUND

                            CLASS A



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities with a dollar weighted average maturity of 4 years or less. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. fixed-income securities of U.S. issuers rated in the three highest grades by a nationally recognized statistical rating organization or, if unrated, in the opinion of the Sub-Advisor are of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
The Fund may invest in fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of these securities may be affected by the credit rating of the entity that issued the security and its maturity.

The Fund may invest in securities issued by government-sponsored enterprises (such as the Federal Home Loan Bank). Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the US government, their securities are neither issued or guaranteed by the US Treasury.


The mortgage-backed securities in which the Fund may invest are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities and may increase the volatility of the Fund.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He is a manager of ultra short, stable value, high quality short and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ earned the right to use the Chartered Financial Analyst designation.


MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in the management of mortgage-backed securities and high quality short, intermediate and long duration portfolios. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.



                      FUND OPERATING EXPENSES (ESTIMATED)

Management Fees...............   0.40%
12b-1 Fees....................   0.15
Other Expenses ...............   0.20
                                ------
 Total Fund Operating Expenses   0.75%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                             $77                                $240     $417       $930

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            DIVERSIFIED INTERNATIONAL FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled anywhere in the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries.


In choosing investments for the Fund, the Sub-Advisor pays particular attention to the long-term earnings prospects of the various companies under consideration. The Sub-Advisor then weighs those prospects relative to the price of the security.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. A foreign security could also lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative.


Investments in emerging market countries involve special risks. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. Investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager leading the management of core international equity portfolios. He joined the firm in 1992 and has been a member of the international equity team since 1995. Mr. Blankenhagen received his MBA from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation.


JULIET COHN . Ms. Cohn Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.


CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes primarily in the analysis of international technology companies. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.90%    0.90%
12b-1 Fees............   0.17     0.56
Other Expenses*.......   0.34     0.45
                        ------  -------
  Total Fund Operating
              Expenses   1.41%    1.91%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $710                                      $996    $1,302     $2,169

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $606                       $929    $1,264     $2,042

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $194                          $600    $1,032     $2,042

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            INTERNATIONAL EMERGING MARKETS FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country that is considered to be an emerging country by the international financial community. The Sub-Advisor focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in equity securities of the following:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. A foreign security could also lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


Investments in emerging market countries involve special risks. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they may also involve greater risk.


The Fund may actively trade securities in an attempt to achieve its investment objective. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries. Investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.


MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   1.35%    1.35%
12b-1 Fees............   0.25     0.83
Other Expenses .......   0.50     0.59
                        ------  -------
  Total Fund Operating
              Expenses   2.10%    2.77%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $776                                     $1,195   $1,639     $2,866

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $689                      $1,180   $1,688     $2,864

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $280                          $859    $1,464     $2,864

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP GROWTH FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase.

The Sub-Advisor uses a "bottom-up" approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on the Sub-Advisor's estimation of current and future sales growth and operating margins.


The Sub-Advisor places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. The Sub-Advisor constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risk than securities that do not have the same potential.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Columbus Circle Investors ("CCI") is an affiliate of Principal Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2004, CCI had approximately $3.9 billion in assets under management.


DAY-TO-DAY MANAGEMENT

ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.55%    0.55%
12b-1 Fees............   0.19     0.92
Other Expenses .......   0.36     0.43
                        ------  -------
  Total Fund Operating
              Expenses   1.10%    1.90%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $681                                      $905    $1,146     $1,838

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $605                       $926    $1,259     $1,916

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $193                          $597    $1,026     $1,916

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP S&P 500 INDEX FUND

                            CLASS A



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's 500/(R)/ Index*. The Sub-Advisor attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P
500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance. The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. The Fund's portfolio may be weighted differently from the Index particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the Index is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risk than securities that do not have the same potential.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for volatile fluctuations in the value of investments and prefer a passive rather than active management style.

* Standard & Poor's/(R)/ and S&P 500/(R)/ are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Principal Life Insurance Company and the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)

Management Fees...............   0.15%
12b-1 Fees....................   0.15
Other Expenses ...............   0.46
                                ------
 Total Fund Operating Expenses   0.76%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR                              3 YEARS  5 YEARS   10 YEARS
                           ------                              -------  -------   --------
                             $78                                $243     $422       $942

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP VALUE FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) the time of purchase.

The Fund invests in stocks that, in the opinion of the Sub-Advisor are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/ earning ratios (P/E) and above average dividend yields relative to the overall market. The Fund's investments are selected primarily on a determination that a stock is undervalued, changes in a company's underlying fundamentals, sustainability of fundamental changes and the stock's behavior in the market.


The Sub-Advisor focuses its stock selections on established companies that it believes have a sustainable competitive advantage. It constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and /or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may suffer a decline. These factors contribute to price volatility.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may under perform compared to other market segments or to the equity markets as a whole. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.45%    0.45%
12b-1 Fees............   0.14     0.73
Other Expenses .......   0.20     0.31
                        ------  -------
  Total Fund Operating
              Expenses   0.79%    1.49%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $651                                      $813     $989      $1,497

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $566                       $804    $1,051     $1,501

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $152                          $471     $813      $1,501

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            MONEY MARKET FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. In the opinion of the Sub-Advisor, the securities selected present minimal credit risks. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. bank obligations;
.. commercial paper; and
.. corporate debt which at the time of purchase by the Fund has 397 days or less remaining until maturity.

MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking monthly dividends without incurring much principal risk.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

TRACY REEG . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a bachelor's degree in finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).


ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/ commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.40%    0.40%
12b-1 Fees............   0.00     0.22
Other Expenses .......   0.23     0.30
                        ------  -------
  Total Fund Operating
              Expenses   0.63%    0.92%





                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                   $64                                      $202     $351       $786

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $510                       $632     $754      $1,010

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $94                           $293     $509      $1,010

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            MIDCAP BLEND FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Index) at the time of purchase.

In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, the Sub-Advisor does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


The Sub-Advisor uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on the Sub-Advisor's estimation of forward-looking rates of return.


The Sub-Advisor focuses its stock selection on companies it believes have sustainable competitive advantages and constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may under perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for short-term fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)*

                                          CLASS          CLASS
                                              A              B
                                          -----          -----
Management Fees...................         0.65%          0.65%
12b-1 Fees........................         0.20           0.45
Other Expenses ...................         0.26           0.31
                                    ------------        -------
     Total Fund Operating Expenses         1.11%          1.41%
Fee Reduction and/or Expense
Reimbursement ....................         0.09           0.09
                                    ------------        -------
                      Net Expenses         1.02%          1.32%

*The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for a period of three years to insure the Net Expenses will not exceed 1.02% for Class A and 1.32% for Class B. This waiver will remian in effect through June 30, 2008.





                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $673                                      $881    $1,106     $1,751

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $549                       $753     $963      $1,470

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $134                          $418     $723      $1,470

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP BLEND FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor believes offer superior growth prospects or whose stock is undervalued. Under normal market conditions, the Fund invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations within the range of companies in the Standard & Poor's 500 Index ("S&P 500 Index")).

The Sub-Advisor uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index Individual holdings within each sector, and their weights within the portfolio, can vary substantially from Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and oversees the quantitative analysis that helps the analysts manage their industry-specific portfolios.


The Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value.


Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility.

The Fund is also subject to sector risk which is the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under perform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Generally investors prefer investing in larger, established companies and are willing to accept the risks of investing in common stocks.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), together with its affiliates,
T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.


DAY-TO-DAY MANAGEMENT

WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., Director of Global Equity
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

Research, and a member of the Equity Steering Committee. He joined the firm in 1987. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He holds the Chartered Financial Analyst designation.


RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, and a Portfolio Manager in the Systematic Equity Group. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He holds the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.75%    0.75%
12b-1 Fees............   0.25     0.93
Other Expenses .......   0.43     0.50
                        ------  -------
  Total Fund Operating
              Expenses   1.43%    2.18%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost or Class A would be:

                                 1 YEAR                                   3 YEARS  5 YEARS   10 YEARS
                                 ------                                   -------  -------   --------
                                  $712                                    $1,001   $1,312     $2,190

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $632                      $1,008   $1,399     $2,234

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $221                          $682    $1,169     $2,234

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP GROWTH FUND I

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies in the Russell 1000 Growth Index the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives then the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risk than securities that do not have the same potential.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), together with its affiliates,
T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.


DAY-TO-DAY MANAGEMENT

ROBERT W. SHARPS, CFA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to join-
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ ing the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



                      FUND OPERATING EXPENSES (ESTIMATED)

Management Fees.......  0.74%   0.74%
12b-1 Fees............  0.25    0.93
Other Expenses*.......  0.54    0.59
                        -----  ------
  Total Fund Operating
              Expenses  1.53%   2.26%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $726                                     $1,031   $1,361     $2,294

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $640                      $1,032   $1,439     $2,604

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $229                          $706    $1,210     $2,604

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP VALUE FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase.

The Sub-Advisor employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what the Sub-Advisor believes is the issuer's intrinsic value; or
.. appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to the Sub-Advisor to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that the Sub-Advisor believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For the Sub-Advisor, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may under perform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

AllianceBernstein Investment Research and Management, a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Bernstein"). As of December 31, 2004 Alliance managed $538 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.


DAY-TO-DAY MANAGEMENT

MARILYN G. FEDAK . Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors, in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

Ms. Fedak is a member of the Small-Capitalization, International, Global, Global Balanced, Canadian Equity and Advanced Value Investment Policy Groups, and the Private Client Investment Group. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972, and is a Chartered Financial Analyst.


JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University, and is a Chartered Financial Analyst.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.78%    0.78%
12b-1 Fees............   0.25     0.92
Other Expenses .......   0.43     0.50
                        ------  -------
  Total Fund Operating
              Expenses   1.46%    2.20%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $715                                     $1,010   $1,327     $2,221

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $634                      $1,014   $1,409     $2,259

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $223                          $688    $1,180     $2,259

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS MIDCAP GROWTH FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in companies with market capitalizations similar to companies in the Russell Midcap Growth Index at the time of purchase.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Index.


The Sub-Advisor selects stocks that it believes have strong earnings growth potential. It invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. The Sub-Advisor believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may under perform compared to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis.


The Fund may actively trade securities in an attempt to achieve its investment objective. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Turner Investment Partners, Inc. ("Turner") was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2004, Turner had discretionary management authority with respect to approximately $15.8 billion in assets.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

DAY-TO-DAY MANAGEMENT

CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.


WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987.


ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He has earned the right to use the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)*

                                        CLASS          CLASS
                                            A              B
                                        -----          -----
Management Fees..................        1.00%          1.00%
12b-1 Fees.......................        0.25           0.92
Other Expenses ..................        0.62           0.68
                                   -----------        -------
    Total Fund Operating Expenses        1.87%          2.60%
Fee Reduction and/or Expense
Reimbursement ...................        0.12           0.10
                                        -----          -----
                     Net Expenses        1.75%          2.50%

*The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for a period of three years to insure the Net Expenses will not exceed 1.75% for Class
 A and 2.50% for Class B. This
 waiver will continue through June 30, 2008.





                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $743                                     $1,094   $1,469     $2,519

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $663                      $1,102   $1,557     $2,565

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $253                          $779    $1,331     $2,565

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS SMALLCAP GROWTH FUND II

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they may also involve greater risks. The Fund is also subject to the risk that its principal market segment, small capitalization growth stocks, may under perform compared to the equity markets as a whole.


The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

UBS Global Asset Management (Americas) Inc., located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor and a subsidiary of UBS AG. As of December 31, 2004, UBS Global AM managed approximately $61.3 billion in assets and the UBS Global Asset Management group of UBS AG managed approximately $527.4 billion in assets.


Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset Management which is owned by eleven inside shareholders and one outside minority shareholder. As of December 31, 2004, Emerald managed approximately $2.0
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.


DAY-TO-DAY MANAGEMENT

PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.


KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.


STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and interactive television companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He completed the Certified Financial Analyst Level I exams.



                      FUND OPERATING EXPENSES (ESTIMATED)

                                          CLASS          CLASS
                                              A              B
                                          -----          -----
Management Fees...................         1.00%          1.00%
12b-1 Fees........................         0.25           0.91
Other Expenses*...................         0.87           0.94
                                    ------------        -------
     Total Fund Operating Expenses         2.12%          2.85%
Fee Reduction and/or Expense
Reimbursement ....................         0.17           0.15
                                          -----          -----
                      Net Expenses         1.95%          2.70%

*The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for a period of three years to insure the Net Expenses will not exceed 1.95% for Class A and 2.70% for Class B. This waiver will remain in effect through June 30, 2008.





                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $762                                     $1,152   $1,567     $2,719

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $682                      $1,159   $1,654     $2,767

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $273                          $838    $1,430     $2,767

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            DISCIPLINED LARGECAP BLEND FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 95% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, the Sub-Advisor does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


The Sub-Advisor believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process is designed to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility.

The Fund is also subject to sector risk which is the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under perform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Generally investors prefer investing in larger, established companies and are willing to accept the risks of investing in common stocks.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products.
 Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.


JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal Global Investors. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He holds the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.60%    0.60%
12b-1 Fees............   0.20     0.93
Other Expenses .......   0.41     0.47
                        ------  -------
  Total Fund Operating
              Expenses   1.21%    2.00%








                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $691                                      $937    $1,202     $1,957

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $615                       $955    $1,310     $2,028

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $203                          $627    $1,078     $2,028

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            REAL ESTATE SECURITIES FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks to generate a total return.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor focuses on equity REITs.

In selecting securities for the Fund, the Sub-Advisor uses a fundamental company analysis which utilizes a free cash flow model. The Sub-Advisor attempts to leverage its relationship with its affiliated real estate professionals to identify regions and assets classes for investment.


MAIN RISKS
The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money

Under normal market conditions the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. As of December 31, 2004, Principal - REI, had approximately $28.2 billion in assets. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.85%    0.85%
12b-1 Fees............   0.25     0.91
Other Expenses .......   0.47     0.51
                        ------  -------
  Total Fund Operating
              Expenses   1.57%    2.27%








                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $726                                     $1,042   $1,381     $2,335

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $641                      $1,035   $1,444     $2,347

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $230                          $709    $1,215     $2,347

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            SMALLCAP BLEND FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase.

In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, the Sub-Advisor does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they may also involve greater risks.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may under perform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may under perform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


INVESTOR PROFILE
The Fund may be a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for volatile fluctuations in the value of investments.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ a Bachelor's degree in Finance/ Economics from the University of Missouri-Columbia. He holds the Chartered Financial Analyst designation.






                      FUND OPERATING EXPENSES (ESTIMATED)

                        CLASS    CLASS
                            A        B
                        -----    -----
Management Fees.......   0.75%    0.75%
12b-1 Fees............   0.22     0.93
Other Expenses*.......   0.47     0.49
                        ------  -------
  Total Fund Operating
              Expenses   1.44%    2.17%









                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $713                                     $1,004   $1,317     $2,200

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $631                      $1,005   $1,394     $2,231

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $220                          $679    $1,164     $2,231

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            TAX-EXEMPT BOND FUND

                            CLASS A AND CLASS B



                                       THE DATE OF THIS PROFILE IS MARCH 1, 2005


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-247-4123.


FUND OBJECTIVE/GOAL
The Fund seeks a high level of current income exempt from federal income tax.

MAIN STRATEGIES
The Fund invests in a diversified portfolio of securities issued by or on behalf of state or local governments and other public authorities. In the opinion of the issuer's bond counsel, interest on these obligations is exempt from federal income tax. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations. During normal market conditions, the Fund will not invest more than 20% of its assets in securities that are not rated in the four highest grades by Moody's Investors Service, Inc. ("Moody's"). Under unusual market or economic conditions and for temporary defensive purposes, the Fund may invest more than 20% of its assets in taxable securities.

Up to 20% of Fund assets may be invested in fixed-income securities rated lower than BBB by S&P or Baa by Moody's. The Fund will not purchase municipal bonds rated lower than B by Moody's or S&P. It also will not buy municipal notes or commercial paper which are unrated or are not comparable in quality to rated securities.


MAIN RISKS
The Fund may not invest more than 5% of its assets in the securities of any one issuer (except the U.S. government) but may invest without limit in obligations of issuers located in the same state. It may also invest in debt obligations that are repayable out of revenue from economically related projects or facilities. This represents a risk to the Fund since an economic, business or political development or change affecting one security could also affect others.

The Fund may purchase industrial development bonds. These securities are issued by industrial development authorities. They may only be backed by the assets and revenues of the industrial corporation which uses the facility financed by the bond.


Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. The value of debt securities may also be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and short maturity bonds.


INVESTOR PROFILE
The Fund may be appropriate for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment. Investment in the Fund is not appropriate for IRA or other tax-advantaged accounts.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal had assets under management as of December 31, 2004 of approximately $137.8 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392.


DAY-TO-DAY MANAGEMENT

THOMAS V. CATUS, CFA . Mr. Catus is a portfolio analyst for Principal specializing in municipal bonds. Prior to joining Principal in 2000, he was a chief financial officer at Franklin Leasing and a fixed income analyst and trader at Cleary Gull. Mr. Catus received an MBA in finance from the University of Iowa and a BBA in transportation and logistics from Iowa State University. He is a CFA charter-
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/ holder and a member of the Iowa Society of Financial Analysts.



                      FUND OPERATING EXPENSES (ESTIMATED)

                                        CLASS          CLASS
                                            A              B
                                        -----          -----
Management Fees..................        0.50%          0.50%
12b-1 Fees.......................        0.21           0.54
Other Expenses ..................        0.06           0.12
                                   -----------        -------
    Total Fund Operating Expenses        0.77%          1.16%
Fee Reduction and/or Expense
Reimbursement ...................        0.01           0.01
                                        -----          -----
                     Net Expenses        0.76%          1.15%

*The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for a period of three years to insure the Net Expenses will not exceed 0.76% for Class
 A and 1.15% for Class B. This waiver will continue through June 30, 2008.


                                    EXAMPLE
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for Class A would be:

                                 1 YEAR                                    3 YEARS  5 YEARS   10 YEARS
                                 ------                                    -------  -------   --------
                                  $549                                      $706     $877      $1,372

for Class B if you sell your shares would be:

                  1 YEAR                     3 YEARS  5 YEARS   10 YEARS
                  ------                     -------  -------   --------
                   $533                       $701     $875      $1,238

for Class B if you do not sell your shares would be:

                      1 YEAR                        3 YEARS  5 YEARS   10 YEARS
                      ------                        -------  -------   --------
                       $117                          $365     $633      $1,238